Document and Entity Information	Nov. 29, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 29, 2024
Entity Registrant Name	TECHTARGET, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42428
Entity Tax Identification Number	99-2218610
Entity Address Address Line 1	275 Grove Street
Entity Address City Or Town	Newton
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02466
City Area Code	617
Local Phone Number	431-9200
Entity Information Former Legal Or Registered Name	Toro CombineCo Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	TTGT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002018064